Investments in subsidiaries - Impairment test results (Details) £ in Billions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)
HSBC North America Holdings Limited
Disclosure of subsidiaries [line items]
Recoverable amount	$ 18,363,000,000	£ 18.4	$ 20,560,000,000
HSBC North America Holdings Limited | Discount rate
Disclosure of subsidiaries [line items]
Significant unobservable input, assets, percentage	0.1000		0.0920
HSBC North America Holdings Limited | Long-term growth rate
Disclosure of subsidiaries [line items]
Significant unobservable input, assets, percentage	0.0222		0.0350
HSBC Bank Bermuda Limited
Disclosure of subsidiaries [line items]
Recoverable amount	$ 2,471,000,000	£ 2.5	$ 1,643,000,000
HSBC Bank Bermuda Limited | Discount rate
Disclosure of subsidiaries [line items]
Significant unobservable input, assets, percentage	0.1040		0.0950
HSBC Bank Bermuda Limited | Long-term growth rate
Disclosure of subsidiaries [line items]
Significant unobservable input, assets, percentage	0.0187		0.0171